Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Apr. 11, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	PLAYERS NETWORK
Entity Central Index Key	0001037131
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 7,666,604
Entity Common Stock, Shares Outstanding		83,624,543
Document Fiscal Period Focus	T1
Document Fiscal Year Focus	2013